Average Annual Total Returns - Goldman Sachs Target Date 2025 Portfolio	Class A Shares 1 Year	Class A Shares Since Inception	Class A Shares Inception Date	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Service Shares 1 Year	Service Shares Since Inception	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Inception	Class R6 Shares Inception Date	S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	5.17%	6.60%	Aug. 22, 2016	11.73%	8.40%	Aug. 22, 2016	10.74%	6.97%	7.29%	6.16%	11.33%	7.88%	Aug. 22, 2016	11.59%	8.23%	Aug. 22, 2016	11.04%	7.69%	Aug. 22, 2016	11.72%	8.40%	Aug. 22, 2016	10.70%	8.04%